Risk management - Structural Interest Rate Risk (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Structural interest rate risk
Total Balance Sheet Assets	$ 1,361,558	$ 1,285,120
Liabilities	(1,259,588)	(1,191,900)
Equity	(123,287)	(115,410)	$ (105,227)	$ (107,758)
Total Balance Sheet Liabilities	(1,408,724)	(1,329,191)
0 - 1 months
Structural interest rate risk
Total Balance Sheet Assets	267,346	240,619
Liabilities	(408,328)	(345,271)
1 - 3 months
Structural interest rate risk
Total Balance Sheet Assets	79,718	59,700
Liabilities	(55,805)	(60,645)
1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	294,489	279,259
Liabilities	(54,372)	(46,016)
3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	160,968	165,733
Liabilities	(70,241)	(63,134)
2024 and thereafter
Structural interest rate risk
Total Balance Sheet Assets	300,088	284,644
Liabilities	(120,235)	(139,967)
Total Shareholders' Equity Attributable to the Parent
Structural interest rate risk
Equity	(123,255)	(115,381)	(105,172)	$ (107,700)
Interest rate risk
Structural interest rate risk
Total Balance Sheet Assets	3,747,361	1,310,858	1,241,614
Total Balance Sheet Liabilities	(3,612,368)	(1,209,837)	(1,155,947)
Total Balance Sheet Gap	134,993	101,021	85,667
Total Off-Balance Sheet Gap	(5,070)	(561)	(6,638)
Interest rate risk | 0 - 1 months
Structural interest rate risk
Total Balance Sheet Assets	494,996	422,412	433,639
Total Balance Sheet Liabilities	(346,599)	(650,472)	(347,107)
Total Balance Sheet Gap	148,397	(228,060)	86,532
Total Off-Balance Sheet Gap	27,072	31,675	9,323
Total Structural Gap	175,469	(196,385)	95,854
Accumulated Gap	175,469	(196,385)	95,854
Interest rate risk | 1 - 3 months
Structural interest rate risk
Total Balance Sheet Assets	55,526	79,183	57,451
Total Balance Sheet Liabilities	(24,273)	(22,918)	(36,090)
Total Balance Sheet Gap	31,253	56,265	21,361
Total Off-Balance Sheet Gap	576	2,142	4,698
Total Structural Gap	31,829	58,407	26,058
Accumulated Gap	207,298	(137,978)	121,912
Interest rate risk | 3 - 6 months
Structural interest rate risk
Total Balance Sheet Assets	36,035	66,663	47,997
Total Balance Sheet Liabilities	(22,977)	(15,300)	(9,258)
Total Balance Sheet Gap	13,058	51,363	38,739
Total Off-Balance Sheet Gap	(1,096)	(2,719)	(5,031)
Total Structural Gap	11,962	48,644	33,708
Accumulated Gap	219,260	(89,334)	155,620
Interest rate risk | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	95,914	30,733	39,112
Total Balance Sheet Liabilities	(99,426)	(10,931)	(34,252)
Total Balance Sheet Gap	(3,512)	19,802	4,860
Total Off-Balance Sheet Gap	4,739	(606)	(1,266)
Total Structural Gap	1,227	19,196	3,594
Accumulated Gap	220,487	(70,138)	159,214
Interest rate risk | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	177,114	163,540	166,773
Total Balance Sheet Liabilities	(170,918)	(36,682)	(299,945)
Total Balance Sheet Gap	6,196	126,858	(133,172)
Total Off-Balance Sheet Gap	(5,802)	(35)	5,995
Total Structural Gap	394	126,823	(127,178)
Accumulated Gap	220,881	56,685	32,036
Interest rate risk | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	70,121	60,241	44,827
Total Balance Sheet Liabilities	(60,990)	(35,173)	(7,255)
Total Balance Sheet Gap	9,131	25,068	37,572
Total Off-Balance Sheet Gap	(3,267)	(6,798)	(3,781)
Total Structural Gap	5,864	18,270	33,791
Accumulated Gap	226,745	74,955	65,827
Interest rate risk | 2024 and thereafter
Structural interest rate risk
Total Balance Sheet Assets	120,912	106,599	92,988
Total Balance Sheet Liabilities	(108,853)	(2,869)	(36,420)
Total Balance Sheet Gap	12,059	103,730	56,568
Total Off-Balance Sheet Gap	(27,293)	(24,220)	(11,111)
Total Structural Gap	(15,234)	79,510	45,457
Accumulated Gap	211,511	154,465	111,284
Interest rate risk | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	2,696,742	381,489	358,827
Total Balance Sheet Liabilities	(2,778,333)	(435,493)	(385,620)
Total Balance Sheet Gap	(81,591)	(54,004)	(26,793)
Total Off-Balance Sheet Gap			(5,464)
Total Structural Gap	(81,591)	(54,004)	(32,255)
Accumulated Gap	129,920	100,461	79,028
Interest rate risk | Total Shareholders' Equity Attributable to the Parent
Structural interest rate risk
Equity	(125,813)	(116,134)	(105,283)
Interest rate risk | Total Shareholders' Equity Attributable to the Parent | Not Sensitive
Structural interest rate risk
Equity	(125,813)	(116,134)	(105,283)
Interest rate risk | Money Market
Structural interest rate risk
Liabilities	(114,421)	(113,294)	(205,188)
Interest rate risk | Money Market | 0 - 1 months
Structural interest rate risk
Liabilities	(27,386)	(20,523)	(44,538)
Interest rate risk | Money Market | 1 - 3 months
Structural interest rate risk
Liabilities	(89)	(791)	(22,754)
Interest rate risk | Money Market | 3 - 6 months
Structural interest rate risk
Liabilities			(2,364)
Interest rate risk | Money Market | Not Sensitive
Structural interest rate risk
Liabilities	(86,945)	(91,981)	(135,532)
Interest rate risk | Deposits
Structural interest rate risk
Liabilities	(636,907)	(597,248)	(551,067)
Interest rate risk | Deposits | 0 - 1 months
Structural interest rate risk
Liabilities	(253,774)	(567,359)	(239,723)
Interest rate risk | Deposits | 1 - 3 months
Structural interest rate risk
Liabilities	(17,801)	(15,954)	(12,275)
Interest rate risk | Deposits | 3 - 6 months
Structural interest rate risk
Liabilities	(12,984)	(9,378)	(2,824)
Interest rate risk | Deposits | 6 - 12 months
Structural interest rate risk
Liabilities	(91,065)	(4,535)	(31,574)
Interest rate risk | Deposits | 1 to 3 years
Structural interest rate risk
Liabilities	(156,158)	(22)	(264,671)
Interest rate risk | Deposits | 2024 and thereafter
Structural interest rate risk
Liabilities	(105,126)
Interest rate risk | Trade finance
Structural interest rate risk
Liabilities			(308)
Interest rate risk | Trade finance | Not Sensitive
Structural interest rate risk
Liabilities			(308)
Interest rate risk | Long-Term Funding
Structural interest rate risk
Liabilities	(207,327)	(184,681)	(179,255)
Interest rate risk | Long-Term Funding | 0 - 1 months
Structural interest rate risk
Liabilities	(65,439)	(62,590)	(62,846)
Interest rate risk | Long-Term Funding | 1 - 3 months
Structural interest rate risk
Liabilities	(6,383)	(6,173)	(1,061)
Interest rate risk | Long-Term Funding | 3 - 6 months
Structural interest rate risk
Liabilities	(9,993)	(5,922)	(4,070)
Interest rate risk | Long-Term Funding | 6 - 12 months
Structural interest rate risk
Liabilities	(8,361)	(6,396)	(2,678)
Interest rate risk | Long-Term Funding | 1 to 3 years
Structural interest rate risk
Liabilities	(14,760)	(36,660)	(35,274)
Interest rate risk | Long-Term Funding | 3 to 5 years
Structural interest rate risk
Liabilities	(60,990)	(35,173)	(7,255)
Interest rate risk | Long-Term Funding | 2024 and thereafter
Structural interest rate risk
Liabilities	(3,727)	(2,869)	(36,420)
Interest rate risk | Long-Term Funding | Not Sensitive
Structural interest rate risk
Liabilities	(37,675)	(28,898)	(29,651)
Interest rate risk | Other Liabilities
Structural interest rate risk
Liabilities	(2,527,900)	(198,480)	(114,846)
Interest rate risk | Other Liabilities | Not Sensitive
Structural interest rate risk
Liabilities	(2,527,900)	(198,480)	(114,846)
Interest rate risk | Money Market
Structural interest rate risk
Total Balance Sheet Assets	101,353	80,851	146,736
Interest rate risk | Money Market | 0 - 1 months
Structural interest rate risk
Total Balance Sheet Assets	35,304	41,236	38,460
Interest rate risk | Money Market | 1 - 3 months
Structural interest rate risk
Total Balance Sheet Assets			203
Interest rate risk | Money Market | 3 - 6 months
Structural interest rate risk
Total Balance Sheet Assets		11	104
Interest rate risk | Money Market | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets		11	11
Interest rate risk | Money Market | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	52	41	44
Interest rate risk | Money Market | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets		10	32
Interest rate risk | Money Market | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	65,997	39,543	107,882
Interest rate risk | Loans
Structural interest rate risk
Total Balance Sheet Assets	789,010	697,027	647,729
Interest rate risk | Loans | 0 - 1 months
Structural interest rate risk
Total Balance Sheet Assets	400,172	357,785	349,076
Interest rate risk | Loans | 1 - 3 months
Structural interest rate risk
Total Balance Sheet Assets	44,475	62,290	45,789
Interest rate risk | Loans | 3 - 6 months
Structural interest rate risk
Total Balance Sheet Assets	27,446	27,359	42,250
Interest rate risk | Loans | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	51,727	28,877	36,673
Interest rate risk | Loans | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	119,014	99,802	82,230
Interest rate risk | Loans | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	56,923	45,376	37,336
Interest rate risk | Loans | 2024 and thereafter
Structural interest rate risk
Total Balance Sheet Assets	90,388	75,518	67,475
Interest rate risk | Loans | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	(1,135)	20	(13,100)
Interest rate risk | Intragroup
Structural interest rate risk
Total Balance Sheet Assets	(226)	(72)	343
Interest rate risk | Intragroup | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	(226)	(72)	343
Interest rate risk | Securities
Structural interest rate risk
Total Balance Sheet Assets	351,755	346,672	356,407
Interest rate risk | Securities | 0 - 1 months
Structural interest rate risk
Total Balance Sheet Assets	59,520	23,391	46,103
Interest rate risk | Securities | 1 - 3 months
Structural interest rate risk
Total Balance Sheet Assets	11,051	16,893	11,459
Interest rate risk | Securities | 3 - 6 months
Structural interest rate risk
Total Balance Sheet Assets	8,589	39,293	5,643
Interest rate risk | Securities | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	44,187	1,845	2,428
Interest rate risk | Securities | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	58,048	63,697	84,499
Interest rate risk | Securities | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	13,198	14,855	7,459
Interest rate risk | Securities | 2024 and thereafter
Structural interest rate risk
Total Balance Sheet Assets	30,524	31,081	25,513
Interest rate risk | Securities | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	126,637	155,618	173,303
Interest rate risk | Permanent
Structural interest rate risk
Total Balance Sheet Assets	14,417	472	5,535
Interest rate risk | Permanent | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	14,417	472	5,535
Interest rate risk | Other Assets.
Structural interest rate risk
Total Balance Sheet Assets	2,491,052	185,908	84,864
Interest rate risk | Other Assets. | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	$ 2,491,052	$ 185,908	$ 84,864
Net interest income risk
Structural interest rate risk
Period covered by sensitivity analysis	1 year	1 year	1 year
Percentage of reasonably possible increase in risk assumption	1.00%	1.00%	1.00%
Increase (decrease) in risk consumption due to reasonably possible increase in risk assumption	$ 700	$ 900	$ 1,000
Market value of equity
Structural interest rate risk
Percentage of reasonably possible increase in risk assumption	1.00%	1.00%	1.00%
Increase (decrease) in risk consumption due to reasonably possible increase in risk assumption	$ 3,900	$ 3,000	$ 3,700